CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenue		$ 12,778,262	$ 7,633,776	[1]	$ 9,949,057	[1]
Cost of revenue		(10,020,804)	(4,134,108)	[1]	(5,024,302)	[1]
Gross profit		2,757,458	3,499,668	[1]	4,924,755	[1]
Operating (Expenses) Income
General and administrative		(7,211,204)	(6,151,221)	[1]	(7,102,720)	[1]
Depreciation and amortization		(38,864)	(40,906)	[1]	(47,537)	[1]
Other operating income		490,300	133,519	[1]	94,131	[1]
Loss from foreign currency transactions		(166,174)	(121,909)	[1]	31,704	[1]
Total operating expenses		(6,925,942)	(6,180,517)	[1]	(5,963,628)	[1]
Loss from Operations		(4,168,484)	(2,680,849)	[1]	(1,038,873)	[1]
(Expense) Income
Interest expense, net		(449,566)	(853,983)	[1]	(863,871)	[1]
Other income	[1]		411,763
Total Other Expense		(449,566)	(442,220)	[1]	(80,136)	[1]
Loss Before Income Tax		(4,618,050)	(3,123,069)	[1]	(1,119,009)	[1]
Income Tax Benefit (Expense)		128,852	(69,245)	[1]	(111,310)	[1]
Net Loss		(4,489,198)	(3,192,314)	[1]	(1,230,319)	[1]
Other comprehensive income:
Foreign currency translation		230,081	2,129,081	[1]	(308,172)	[1]
Total Comprehensive Loss		(4,259,117)	(1,063,233)	[1]	(1,538,491)	[1]
Total Comprehensive Loss is attributable to:
Owners of Genius Group Ltd		(4,085,158)	(1,006,037)	[1]	(1,538,491)	[1]
Non controlling interest		(173,959)	(57,196)	[1]
Total Comprehensive Loss		$ (4,259,117)	$ (1,063,233)	[1]	$ (1,538,491)	[1]
Weighted-average number of shares outstanding, basic		16,155,812	12,575,605	[1]	8,492,924	[1]
Weighted-average number of shares outstanding, diluted		16,155,812	12,575,605		8,492,924
Basic earnings (loss) per share from continuing operations		$ (0.28)	$ (0.25)	[1]	$ (0.14)	[1]
Diluted earnings (loss) per share from continuing operations		$ (0.28)	$ (0.25)		$ (0.14)

[1]	Restatements in Note 35 to align with IFRS 3 book value method for business combination